Goodwill And Other Intangible Assets Goodwill And Other Intangible Assets Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 79	$ 88	$ 93
Intangible Asset Charges [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	29
Intangible asset impairment charges, Finite-li			52
Intangible Asset Charges [Member] | Customer Relationships [Member]
Intangible asset impairment charges, Finite-li	$ 13